Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000017156 | Credo Technology Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017156 | Bloom Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017156 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017156 | IonQ, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017156 | EchoStar Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017156 | Nextpower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017156 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017156 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017156 | Hecla Mining Co.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017156 | Bridgebio Pharma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017156 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000017156 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000017156 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000017156 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000017156 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017156 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017156 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017156 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017156 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017156 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017156 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017156 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000017156 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017156 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017156 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017156 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017156 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017156 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017157 | Credo Technology Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000017157 | Bloom Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017157 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000017157 | IonQ, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017157 | EchoStar Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000017157 | Nextpower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017157 | Kratos Defense & Security Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017157 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017157 | Hecla Mining Co.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017157 | Bridgebio Pharma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017157 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000017157 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000017157 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000017157 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000017157 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017157 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017157 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017157 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017157 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017157 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017157 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017157 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000017157 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017157 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017157 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017157 | AssetOther Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017157 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017157 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%